AST PIMCO DYNAMIC BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 148.3%
Asset-Backed Securities — 36.8%
Collateralized Loan Obligations — 10.7%
ACIS CLO Ltd. (Cayman Islands),
Series 2014-04A, Class A, 144A, 3 Month LIBOR + 1.420% (Cap N/A, Floor 0.000%)
3.183%(c)	05/01/26	2,280	$ 2,262,993
Arbor Realty CLO Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
1.855%(c)	06/15/28	3,200	2,820,524
Cutwater Ltd. (Cayman Islands),
Series 2014-01A, Class A1AR, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.081%(c)	07/15/26	685	677,755
Magnetite Ltd. (Cayman Islands),
Series 2015-16A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.619%(c)	01/18/28	3,450	3,369,244
OCP CLO Ltd. (Cayman Islands),
Series 2015-08A, Class A1R, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.686%(c)	04/17/27	859	849,056
Series 2015-09A, Class A1R, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.631%(c)	07/15/27	977	952,840
Series 2015-10A, Class A1R, 144A, 3 Month LIBOR + 0.820% (Cap N/A, Floor 0.000%)
2.614%(c)	10/26/27	1,274	1,234,465
OFSI Fund Ltd. (Cayman Islands),
Series 2014-07A, Class AR, 144A, 3 Month LIBOR + 0.900% (Cap N/A, Floor 0.000%)
2.719%(c)	10/18/26	936	932,542
Trinitas CLO Ltd. (Cayman Islands),
Series 2014-02A, Class A1R, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 0.000%)
3.011%(c)	07/15/26	2,254	2,241,490
Tryon Park CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month LIBOR + 0.890% (Cap N/A, Floor 0.000%)
2.721%(c)	04/15/29	1,550	1,474,897
WhiteHorse Ltd. (Cayman Islands),
Series 2014-09A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 0.000%)
2.996%(c)	07/17/26	651	647,145
			17,462,951
Home Equity Loans — 3.7%
Accredited Mortgage Loan Trust,
Series 2006-02, Class A4, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
1.207%(c)	09/25/36	693	637,521
ACE Securities Corp. Home Equity Loan Trust,
Series 2007-ASP02, Class A2B, 1 Month LIBOR + 0.170% (Cap N/A, Floor 0.170%)
1.117%(c)	06/25/37	245	221,363
Bear Stearns Asset-Backed Securities Trust,
Series 2004-HE05, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.570%)
1.802%(c)	07/25/34	500	448,204
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2006-EC02, Class M2, 1 Month LIBOR + 0.630% (Cap N/A, Floor 0.420%)
1.577%(c)	02/25/36	907	$ 876,927
Series 2007-HE02, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
1.177%(c)	02/25/37	1,378	1,058,280
Countrywide Asset-Backed Certificates,
Series 2007-BC01, Class 2A4, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
1.177%(c)	05/25/37	800	657,253
Soundview Home Loan Trust,
Series 2007-OPT01, Class 1A1, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
1.147%(c)	06/25/37	1,254	919,751
WaMu Asset-Backed Certificates Trust,
Series 2007-HE03, Class 1A, 1 Month LIBOR + 0.225% (Cap N/A, Floor 0.225%)
1.172%(c)	05/25/37	1,321	1,130,743
			5,950,042
Other — 0.0%
Ready Capital Mortgage Financing LLC,
Series 2018-FL02, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.797%(c)	06/25/35	56	51,680
Residential Mortgage-Backed Securities — 11.2%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2004-R02, Class M2, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.480%)
1.667%(c)	04/25/34	278	245,196
Series 2004-R08, Class M2, 1 Month LIBOR + 1.020% (Cap N/A, Floor 0.680%)
1.967%(c)	09/25/34	800	743,030
Series 2005-R09, Class M1, 1 Month LIBOR + 0.470% (Cap N/A, Floor 0.470%)
1.417%(c)	11/25/35	971	904,848
Bayview Opportunity Master Fund Trust,
Series 2019-RN02, Class A1, 144A
3.967%	03/28/34	60	59,588
Series 2019-SBR01, Class A1, 144A
3.475%	06/28/34	479	475,250
CIT Mortgage Loan Trust,
Series 2007-01, Class 1M1, 144A, 1 Month LIBOR + 1.500% (Cap N/A, Floor 1.500%)
2.447%(c)	10/25/37	700	580,495
Countrywide Asset-Backed Certificates,
Series 2007-09, Class 1A, 1 Month LIBOR + 0.200% (Cap N/A, Floor 0.200%)
1.147%(c)	06/25/47	821	642,058
Credit-Based Asset Servicing & Securitization LLC,
Series 2005-CB08, Class AF3
3.525%	12/25/35	519	501,437
CWABS Asset-Backed Certificates Trust,
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
1.687%(c)	08/25/47	679	597,173
A1

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Fremont Home Loan Trust,
Series 2004-B, Class M1, 1 Month LIBOR + 0.870% (Cap N/A, Floor 0.580%)
1.817%(c)	05/25/34	494	$ 429,944
Series 2006-E, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	01/25/37	1,151	630,119
GE-WMC Mortgage Securities Trust,
Series 2006-01, Class A2B, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	08/25/36	864	418,905
HSI Asset Securitization Corp. Trust,
Series 2006-OPT02, Class M4, 1 Month LIBOR + 0.520% (Cap N/A, Floor 0.520%)
1.467%(c)	01/25/36	800	556,513
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
1.157%(c)	10/25/36	770	700,686
Legacy Mortgage Asset Trust,
Series 2019-GS03, Class A1, 144A
3.750%	04/25/59	718	700,848
Series 2019-GS04, Class A1, 144A
3.438%	05/25/59	728	734,046
Lehman XS Trust,
Series 2007-03, Class 1BA2, 6 Month LIBOR + 0.500% (Cap N/A, Floor 0.500%)
2.033%(c)	03/25/37	928	766,252
Long Beach Mortgage Loan Trust,
Series 2003-04, Class AV1, 1 Month LIBOR + 0.620% (Cap N/A, Floor 0.310%)
1.567%(c)	08/25/33	654	582,935
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2007-HE01, Class A2D, 1 Month LIBOR + 0.230% (Cap N/A, Floor 0.230%)
1.177%(c)	11/25/36	1,256	709,201
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates,
Series 2005-WCW03, Class M2, 1 Month LIBOR + 0.490% (Cap N/A, Floor 0.490%)
1.437%(c)	08/25/35	700	596,941
Saxon Asset Securities Trust,
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
1.257%(c)	09/25/37	668	591,411
SG Mortgage Securities Trust,
Series 2006-OPT02, Class A3D, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
1.157%(c)	10/25/36	1,000	610,470
Structured Asset Investment Loan Trust,
Series 2004-08, Class A4, 1 Month LIBOR + 1.000% (Cap N/A, Floor 0.500%)
1.947%(c)	09/25/34	1,152	1,005,326
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59	2,154	2,107,483
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.947%(c)	05/25/58	569	556,776
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Series 2019-HY03, Class A1A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.947%(c)	10/25/59	532	$ 520,389
Series 2019-SJ03, Class A1, 144A
3.000%(cc)	11/25/59	619	613,667
WaMu Asset-Backed Certificates Trust,
Series 2007-HE01, Class 1A, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
1.097%(c)	01/25/37	724	539,069
			18,120,056
Student Loans — 11.2%
Academic Loan Funding Trust,
Series 2012-01A, Class A2, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.047%(c)	12/27/44	1,194	1,149,535
Access Group, Inc.,
Series 2015-01, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.647%(c)	07/25/56	671	630,901
ECMC Group Student Loan Trust,
Series 2016-01A, Class A, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 0.000%)
2.297%(c)	07/26/66	1,003	939,852
Series 2018-01A, Class A, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
1.697%(c)	02/27/68	2,202	2,085,707
EFS Volunteer LLC,
Series 2012-01, Class A2, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.297%(c)	03/25/36	1,421	1,390,954
Series 2012-01, Class A3, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
1.947%(c)	04/25/33	775	748,158
Montana Higher Education Student Assistance Corp.,
Series 2012-01, Class A3, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.823%(c)	07/20/43	850	804,341
Navient Student Loan Trust,
Series 2017-02A, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 0.000%)
1.997%(c)	12/27/66	1,654	1,621,028
Series 2017-05A, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
1.747%(c)	07/26/66	2,065	1,983,518
Northstar Education Finance, Inc.,
Series 2007-01, Class A1, 3 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
1.894%(c)	04/28/30	58	57,257
PHEAA Student Loan Trust,
Series 2016-01A, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
2.097%(c)	09/25/65	938	922,243
Scholar Funding Trust,
Series 2010-A, Class A, 144A, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.545%(c)	10/28/41	520	501,707

A2

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
SLM Student Loan Trust,
Series 2003-07A, Class A5A, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.941%(c)	12/15/33	872	$ 843,646
Series 2005-05, Class A4, 3 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.934%(c)	10/25/28	1,424	1,390,867
Series 2006-10, Class A5A, 3 Month LIBOR + 0.100% (Cap N/A, Floor 0.000%)
1.894%(c)	04/25/27	165	165,123
Series 2008-02, Class A3, 3 Month LIBOR + 0.750% (Cap N/A, Floor 0.000%)
2.544%(c)	04/25/23	357	337,659
Series 2008-03, Class A3, 3 Month LIBOR + 1.000% (Cap N/A, Floor 0.000%)
2.794%(c)	10/25/21	458	445,297
Series 2008-04, Class A4, 3 Month LIBOR + 1.650% (Cap N/A, Floor 0.000%)
3.444%(c)	07/25/22	957	884,372
Series 2008-05, Class A4, 3 Month LIBOR + 1.700% (Cap N/A, Floor 1.700%)
3.494%(c)	07/25/23	478	449,950
Series 2008-06, Class A4, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.894%(c)	07/25/23	614	594,934
Series 2008-08, Class A4, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.294%(c)	04/25/23	239	237,392
			18,184,441

Total Asset-Backed Securities (cost $63,468,218)			59,769,170
Commercial Mortgage-Backed Securities — 0.4%
Bancorp Commercial Mortgage Trust (The),
Series 2018-CR03, Class A, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.850%)
1.555%(c)	01/15/33	340	319,448
CSMC LLC,
Series 2014-USA, Class E, 144A
4.373%	09/15/37	400	292,409
Exantas Capital Corp. Ltd. (Cayman Islands),
Series 2018-RSO06, Class A, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.830%)
1.630%(c)	06/15/35	67	61,859

Total Commercial Mortgage-Backed Securities (cost $796,284)			673,716
Corporate Bonds — 37.1%
Aerospace & Defense — 0.5%
Spirit AeroSystems, Inc.,
Gtd. Notes
4.600%	06/15/28(a)	900	773,230
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture — 0.6%
JT International Financial Services BV (Japan),
Gtd. Notes, EMTN
3.500%	09/28/23		1,000	$ 1,039,557
Auto Manufacturers — 3.5%
BMW US Capital LLC (Germany),
Gtd. Notes, 144A
3.400%	08/13/21(v)		1,000	1,002,858
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.370% (Cap N/A, Floor 0.000%)
0.000%(c)	12/01/21	EUR	500	484,007
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.430% (Cap N/A, Floor 0.000%)
0.017%(c)	05/14/21	EUR	300	311,410
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 0.930%
2.134%(c)	09/24/20		600	574,589
General Motors Financial Co., Inc.,
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.550% (Cap N/A, Floor 0.000%)
0.177%(c)	03/26/22	EUR	600	624,829
Toyota Motor Corp. (Japan),
Sr. Unsec’d. Notes
2.157%	07/02/22(v)		700	694,486
Toyota Motor Finance Netherlands BV (Japan),
Sr. Unsec’d. Notes, EMTN
2.764%	04/26/21(v)		600	600,924
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	09/08/21	EUR	900	978,108
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
4.000%	11/12/21		400	394,910
				5,666,121
Auto Parts & Equipment — 1.0%
Toyota Industries Corp. (Japan),
Sr. Unsec’d. Notes, 144A
3.110%	03/12/22(v)		900	911,768
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		800	750,120
				1,661,888
Banks — 9.6%
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
8.875%(ff)	–(rr)	EUR	200	214,514
Bank of Ireland (Ireland),
Jr. Sub. Notes
7.375%(ff)	–(rr)	EUR	400	423,419
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes, MTN, 3 Month LIBOR + 1.380%
3.072%(c)	05/16/24		200	173,534
Sr. Unsec’d. Notes, MTN
4.972%(ff)	05/16/29		800	859,284

A3

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
BNP Paribas SA (France),
Jr. Sub. Notes, 144A
7.000%(ff)	–(rr)		300	$ 295,103
Sr. Unsec’d. Notes, 144A
4.400%	08/14/28		700	751,725
CIT Group, Inc.,
Sr. Unsec’d. Notes
4.125%	03/09/21		400	393,750
Citigroup, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.960%
2.754%(c)	04/25/22		400	390,030
Cooperatieve Rabobank UA (Netherlands),
Jr. Sub. Notes
6.625%(ff)	–(rr)	EUR	600	630,869
Sr. Unsec’d. Notes, 144A, 3 Month LIBOR + 0.860%
2.092%(c)	09/26/23(v)		800	788,042
Credit Suisse AG (Switzerland),
Sr. Unsec’d. Notes
2.100%	11/12/21(v)		400	398,170
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
7.500%(ff)	–(rr)		300	281,640
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	02/04/21		1,000	962,195
Sr. Unsec’d. Notes, Series D
5.000%	02/14/22		400	394,300
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes
3.850%	01/26/27(v)		500	511,389
4.223%(ff)	05/01/29		500	527,873
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
5.875%(ff)	–(rr)	GBP	600	661,971
ING Groep NV (Netherlands),
Jr. Sub. Notes
5.750%(ff)	–(rr)		100	85,959
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
2.909%(c)	10/02/23(v)		900	848,291
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
2.694%	04/25/23(c)(v)		500	489,928
Sr. Unsec’d. Notes
4.005%(ff)	04/23/29		250	270,086
Lloyds Bank PLC (United Kingdom),
Gtd. Notes
2.700%	08/17/20		200	199,510
Lloyds Banking Group PLC (United Kingdom),
Sr. Unsec’d. Notes
4.050%	08/16/23		300	309,967
Morgan Stanley,
Sr. Unsec’d. Notes
3.737%(ff)	04/24/24		700	726,265
Royal Bank of Scotland Group PLC (United Kingdom),
Jr. Sub. Notes
7.500%(ff)	–(a)(rr)		700	647,716
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Royal Bank of Scotland Group PLC (United Kingdom), (cont’d.)
Sr. Unsec’d. Notes, EMTN
2.000%(ff)	03/04/25	EUR	200	$ 213,230
Santander UK Group Holdings PLC (United Kingdom),
Jr. Sub. Notes
7.375%(ff)	–(rr)	GBP	400	407,409
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24(a)		500	511,125
Societe Generale SA (France),
Jr. Sub. Notes, 144A
6.750%(ff)	–(a)(rr)		600	501,023
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.125%	04/15/26(v)		500	523,058
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23(a)		800	863,899
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.584%(ff)	05/22/28		400	418,687
				15,673,961
Beverages — 0.4%
Constellation Brands, Inc.,
Gtd. Notes, 3 Month LIBOR + 0.700%
2.392%(c)	11/15/21		400	382,654
Gtd. Notes
2.650%	11/07/22		200	195,068
				577,722
Building Materials — 0.2%
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27(a)		400	351,808
Chemicals — 0.8%
Sasol Financing International Ltd. (South Africa),
Gtd. Notes
4.500%	11/14/22		200	97,619
Syngenta Finance NV (Switzerland),
Gtd. Notes, 144A
3.698%	04/24/20		900	901,285
Unigel Luxembourg SA (Brazil),
Gtd. Notes, 144A
8.750%	10/01/26		400	251,944
				1,250,848
Computers — 0.8%
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
5.450%	06/15/23		900	923,108
Western Digital Corp.,
Gtd. Notes
4.750%	02/15/26(a)		370	376,141
				1,299,249

A4

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services — 2.3%
Aircastle Ltd.,
Sr. Unsec’d. Notes
7.625%	04/15/20		300	$ 300,631
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
5.500%	01/15/23		300	268,723
Banco BTG Pactual SA (Brazil),
Sr. Unsec’d. Notes, 144A
4.500%	01/10/25		700	608,600
International Lease Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/15/22(a)		300	280,230
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
8.125%	07/15/23		100	97,910
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A
5.250%	08/15/22		700	618,327
Quicken Loans, Inc.,
Gtd. Notes, 144A
5.250%	01/15/28(a)		800	777,923
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
5.100%	07/16/23		600	419,728
Springleaf Finance Corp.,
Gtd. Notes
6.125%	03/15/24		400	394,769
				3,766,841
Electric — 2.6%
Duke Energy Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.650%
1.418%(c)	03/11/22(a)		600	594,101
Entergy Corp.,
Sr. Unsec’d. Notes
5.125%	09/15/20		200	200,004
LG&E & KU Energy LLC,
Sr. Unsec’d. Notes
4.375%	10/01/21		1,000	1,007,540
National Rural Utilities Cooperative Finance Corp.,
Sr. Unsec’d. Notes, MTN
2.300%	09/15/22(v)		1,000	1,009,146
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes
1.950%	09/01/22(a)		300	300,679
Gtd. Notes, 3 Month LIBOR + 0.720%
2.399%(c)	02/25/22		300	291,722
Southern Power Co.,
Sr. Unsec’d. Notes
1.850%	06/20/26	EUR	800	904,150
				4,307,342
Foods — 0.5%
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
2.552%(c)	10/22/20		472	466,323
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
Danone SA (France),
Sr. Unsec’d. Notes, 144A
2.077%	11/02/21		400	$ 397,794
				864,117
Gas — 0.1%
Southern Co. Gas Capital Corp.,
Gtd. Notes
3.500%	09/15/21		100	97,105
Healthcare-Products — 0.5%
Zimmer Biomet Holdings, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
1.802%(c)	03/19/21		800	749,726
Healthcare-Services — 0.3%
Anthem, Inc.,
Sr. Unsec’d. Notes
4.101%	03/01/28(a)(v)		500	538,023
Home Builders — 0.1%
D.R. Horton, Inc.,
Gtd. Notes
4.375%	09/15/22		200	204,099
Home Furnishings — 0.8%
Panasonic Corp. (Japan),
Sr. Unsec’d. Notes, 144A
2.536%	07/19/22		1,300	1,275,858
Iron/Steel — 0.5%
ABJA Investment Co. Pte Ltd. (India),
Gtd. Notes
5.950%	07/31/24		200	165,365
Vale Overseas Ltd. (Brazil),
Gtd. Notes
6.250%	08/10/26		300	326,856
6.875%	11/21/36		200	222,237
6.875%	11/10/39		100	110,583
				825,041
Media — 1.2%
Altice Financing SA (Luxembourg),
Sr. Sec’d. Notes, 144A
5.000%	01/15/28		400	358,875
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.500%	08/15/30		500	490,395
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.464%	07/23/22		100	103,298
4.908%	07/23/25(a)		200	214,971
RCS & RDS SA (Romania),
Sr. Sec’d. Notes, 144A
2.500%	02/05/25	EUR	500	497,061
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
4.250%	01/15/30	GBP	200	224,820
				1,889,420

A5

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Mining — 0.2%
First Quantum Minerals Ltd. (Zambia),
Gtd. Notes, 144A
7.250%	04/01/23(a)	300	$ 252,977
Oil & Gas — 2.5%
BG Energy Capital PLC (United Kingdom),
Gtd. Notes, 144A
4.000%	12/09/20(v)	800	802,673
EQT Corp.,
Sr. Unsec’d. Notes
6.125%(cc)	02/01/25(a)	300	225,951
7.000%(cc)	02/01/30	400	297,652
Gazprom PJSC via Gaz Finance PLC (Russia),
Sr. Unsec’d. Notes, 144A
3.250%	02/25/30	400	374,173
Petrobras Global Finance BV (Brazil),
Gtd. Notes
6.125%	01/17/22	300	299,360
8.750%	05/23/26	900	971,277
Petroleos de Venezuela SA (Venezuela),
Sr. Unsec’d. Notes
6.000%	10/28/22(d)	5,000	250,000
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
6.840%	01/23/30	400	289,044
Reliance Holding USA, Inc. (India),
Gtd. Notes
5.400%	02/14/22	250	254,455
Transocean, Inc.,
Gtd. Notes, 144A
7.250%	11/01/25(a)	600	301,087
			4,065,672
Pharmaceuticals — 1.7%
Bausch Health Cos., Inc.,
Sr. Sec’d. Notes, 144A
6.500%	03/15/22	200	202,653
7.000%	03/15/24(a)	225	230,708
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
3.250%	08/15/22(v)	500	516,231
3.875%	08/15/25(v)	900	976,676
CVS Health Corp.,
Sr. Unsec’d. Notes
2.125%	06/01/21	800	798,027
			2,724,295
Pipelines — 1.1%
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28	900	756,399
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.625%	02/01/21	1,000	983,712
			1,740,111
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
4.400%	02/15/26(a)	700	$ 749,414
Savings & Loans — 0.6%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.302%(ff)	03/08/29	1,000	1,049,306
Semiconductors — 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
2.650%	01/15/23	400	389,672
3.000%	01/15/22	300	297,095
Microchip Technology, Inc.,
Sr. Sec’d. Notes
3.922%	06/01/21	900	877,482
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
4.125%	06/01/21	200	201,802
			1,766,051
Software — 0.7%
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24	400	400,849
VMware, Inc.,
Sr. Unsec’d. Notes
2.950%	08/21/22	700	696,743
			1,097,592
Telecommunications — 0.8%
Nokia OYJ (Finland),
Sr. Unsec’d. Notes
3.375%	06/12/22	100	100,740
Sprint Communications, Inc.,
Sr. Unsec’d. Notes
7.000%	08/15/20	450	452,273
Sprint Corp.,
Gtd. Notes
7.125%	06/15/24	300	328,847
Gtd. Notes, 144A
7.250%	02/01/28	100	100,000
Telecom Italia Capital SA (Italy),
Gtd. Notes
6.375%	11/15/33	200	203,324
7.200%	07/18/36	150	155,252
			1,340,436
Trucking & Leasing — 1.6%
Aviation Capital Group LLC,
Sr. Unsec’d. Notes, 144A
3.875%	05/01/23	500	462,659
GATX Corp.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.720%
2.461%(c)	11/05/21	900	884,950
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23	1,000	989,773

A6

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Trucking & Leasing (cont’d.)
SMBC Aviation Capital Finance DAC (Ireland),
Gtd. Notes, 144A
2.650%	07/15/21	200	$ 198,451
			2,535,833

Total Corporate Bonds (cost $64,223,232)			60,133,643
Residential Mortgage-Backed Securities — 17.2%
Alternative Loan Trust,
Series 2005-50CB, Class 1A1
5.500%	11/25/35	323	292,303
Series 2005-65CB, Class 1A13
6.000%	01/25/36	766	646,309
Series 2006-HY11, Class A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
1.067%(c)	06/25/36	781	656,393
Series 2006-J02, Class A3
6.000%	04/25/36	832	589,785
Series 2007-OA03, Class 1A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	04/25/47	666	539,466
American Home Mortgage Investment Trust,
Series 2005-04, Class 1A1, 1 Month LIBOR + 0.580% (Cap 11.000%, Floor 0.290%)
1.527%(c)	11/25/45	703	564,654
BCAP LLC Trust,
Series 2007-AA01, Class 2A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
1.127%(c)	03/25/37	1,177	947,577
Bear Stearns Alt-A Trust,
Series 2006-01, Class 11A1, 1 Month LIBOR + 0.480% (Cap 11.500%, Floor 0.240%)
1.427%(c)	02/25/36	757	681,656
Citigroup Mortgage Loan Trust,
Series 2019-B, Class A1, 144A
3.258%(cc)	04/25/66	752	740,829
Series 2019-C, Class A1, 144A
3.228%	09/25/59	477	470,565
Credit Suisse Mortgage Capital Certificates,
Series 2019-RPL04, Class A1, 144A
3.549%	08/26/58	935	971,485
Credit Suisse Mortgage Trust,
Series 2019-RPL08, Class A1, 144A
3.322%(cc)	10/25/58	477	495,041
Series 2019-RPL09, Class A1, 144A
3.319%(cc)	10/27/59	591	574,463
CSMC Mortgage-Backed Trust,
Series 2007-06, Class A1
6.421%(cc)	10/25/37	509	406,454
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-OA03, Class A1, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
1.087%(c)	07/25/47	934	725,044
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Durham Mortgages A PLC (United Kingdom),
Series 2018-AX, Class A, 3 Month GBP LIBOR + 0.550% (Cap N/A, Floor 0.000%)
1.301%(c)	03/31/53	GBP	859	$ 1,052,693
Fannie Mae REMICS,
Series 2010-135, Class AS, IO, 1 Month LIBOR x (1.000) + 5.950% (Cap 5.950%, Floor 0.000%)
5.003%(c)	12/25/40		154	25,645
Series 2011-124, Class SC, IO, 1 Month LIBOR x (1.000) + 6.550% (Cap 6.550%, Floor 0.000%)
5.603%(c)	12/25/41		536	98,026
Series 2012-05, Class SA, IO, 1 Month LIBOR x (1.000) + 5.950% (Cap 5.950%, Floor 0.000%)
5.003%(c)	02/25/42		576	93,995
Series 2012-88, Class SB, IO, 1 Month LIBOR x (1.000) + 6.670% (Cap 6.670%, Floor 0.000%)
5.723%(c)	07/25/42		345	60,850
Series 2013-096, Class SY, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
5.203%(c)	07/25/42		493	80,550
Series 2013-130, Class SN, IO, 1 Month LIBOR x (1.000) + 6.650% (Cap 6.650%, Floor 0.000%)
5.703%(c)	10/25/42		624	120,557
Series 2014-06, Class SA, IO, 1 Month LIBOR x (1.000) + 6.600% (Cap 6.600%, Floor 0.000%)
5.653%(c)	02/25/44		635	120,166
Series 2014-19, Class MS, IO, 1 Month LIBOR x (1.000) + 6.600% (Cap 6.600%, Floor 0.000%)
5.653%(c)	11/25/39		320	11,230
Series 2015-20, Class ES, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
5.203%(c)	04/25/45		483	82,766
Series 2015-22, Class DS, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
5.253%(c)	04/25/45		460	71,592
Series 2015-34, Class LS, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.153%(c)	06/25/45		913	157,825
Series 2015-79, Class SE, IO, 1 Month LIBOR x (1.000) + 6.250% (Cap 6.250%, Floor 0.000%)
5.303%(c)	11/25/45		361	77,178
Series 2016-01, Class SJ, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
5.203%(c)	02/25/46		961	146,479
Finsbury Square PLC (United Kingdom),
Series 2020-01A, Class A, 144A, 3 Month Sterling Overnight Index Average + 0.800% (Cap N/A, Floor 0.000%)
1.511%(c)	03/16/70	GBP	1,100	1,322,398
Freddie Mac REMICS,
Series 3753, Class SK, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
5.345%(c)	11/15/38		136	5,618
Series 3852, Class SW, IO, 1 Month LIBOR x (1.000) + 6.000% (Cap 6.000%, Floor 0.000%)
5.295%(c)	05/15/41		541	86,077

A7

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 4314, Class SE, IO, 1 Month LIBOR x (1.000) + 6.050% (Cap 6.050%, Floor 0.000%)
5.345%(c)	03/15/44	1,178	$ 184,671
Series 4431, Class ST, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.395%(c)	01/15/45	1,054	173,007
Series 4468, Class SY, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.395%(c)	05/15/45	459	66,604
Series 4473, Class AS, IO, 1 Month LIBOR x (1.000) + 5.600% (Cap 5.600%, Floor 0.000%)
4.895%(c)	05/15/45	944	153,046
Series 4583, Class ST, IO, 1 Month LIBOR x (1.000) + 6.000% (Cap 6.000%, Floor 0.000%)
5.295%(c)	05/15/46	2,004	314,960
Freddie Mac Strips,
Series 304, Class C45, IO
3.000%	12/15/27	542	28,621
Government National Mortgage Assoc.,
Series 2010-009, Class XD, IO, 1 Month LIBOR x (1.000) + 6.600% (Cap 6.600%, Floor 0.000%)
5.895%(c)	01/16/40	1,154	239,071
Series 2010-009, Class YD, IO, 1 Month LIBOR x (1.000) + 6.800% (Cap 6.800%, Floor 0.000%)
6.095%(c)	01/16/40	452	95,792
Series 2010-020, Class SE, IO, 1 Month LIBOR x (1.000) + 6.250% (Cap 6.250%, Floor 0.000%)
5.477%(c)	02/20/40	826	163,048
Series 2010-037, Class SG, IO, 1 Month LIBOR x (1.000) + 5.700% (Cap 5.700%, Floor 0.000%)
4.927%(c)	03/20/40	493	93,709
Series 2010-101, Class S, IO, 1 Month LIBOR x (1.000) + 6.000% (Cap 6.000%, Floor 0.000%)
5.227%(c)	08/20/40	1,286	248,704
Series 2011-050, Class PS, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.327%(c)	02/20/41	828	146,091
Series 2013-113, Class SA, IO, 1 Month LIBOR x (1.000) + 6.700% (Cap 6.700%, Floor 0.000%)
5.927%(c)	08/20/43	637	139,540
Series 2013-167, Class SG, IO, 1 Month LIBOR x (1.000) + 6.150% (Cap 6.150%, Floor 0.000%)
5.377%(c)	11/20/43	334	61,135
Series 2014-056, Class ST, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.395%(c)	12/16/39	977	179,554
Series 2014-132, Class SL, IO, 1 Month LIBOR x (1.000) + 6.100% (Cap 6.100%, Floor 0.000%)
5.327%(c)	10/20/43	869	114,398
Series 2014-180, Class PI, IO
4.000%	08/20/44	347	40,563
Series 2014-188, Class IB, IO
4.000%	12/20/44	597	64,871
Series 2015-057, Class AS, IO, 1 Month LIBOR x (1.000) + 5.600% (Cap 5.600%, Floor 0.000%)
4.827%(c)	04/20/45	2,403	348,255
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2015-064, Class SG, IO, 1 Month LIBOR x (1.000) + 5.600% (Cap 5.600%, Floor 0.000%)
4.827%(c)	05/20/45	1,300	$ 207,023
Series 2015-095, Class GI, IO
4.500%	07/16/45	1,001	176,434
Series 2015-110, Class MS, IO, 1 Month LIBOR x (1.000) + 5.710% (Cap 5.710%, Floor 0.000%)
4.937%(c)	08/20/45	2,295	348,540
Series 2015-111, Class IM, IO
4.000%	08/20/45	1,180	136,535
Series 2015-111, Class IW, IO
4.000%	06/20/45	387	34,397
Series 2015-111, Class SM, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
5.427%(c)	08/20/45	336	48,564
Series 2015-112, Class SB, IO, 1 Month LIBOR x (1.000) + 5.740% (Cap 5.740%, Floor 0.000%)
4.967%(c)	08/20/45	625	98,999
Series 2015-126, Class HS, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
5.427%(c)	09/20/45	639	101,880
Series 2015-126, Class IM, IO
4.000%	09/20/45	866	84,615
Series 2015-126, Class IQ, IO
4.000%	09/20/45	815	79,601
Series 2015-129, Class IC, IO
4.500%	09/16/45	296	45,815
Series 2015-144, Class QS, IO, 1 Month LIBOR x (1.000) + 5.700% (Cap 5.700%, Floor 0.000%)
4.927%(c)	10/20/45	300	49,141
Series 2015-159, Class HS, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
5.427%(c)	11/20/45	533	74,273
Series 2015-167, Class AS, IO, 1 Month LIBOR x (1.000) + 6.250% (Cap 6.250%, Floor 0.000%)
5.477%(c)	11/20/45	513	81,984
Series 2015-168, Class SD, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
5.427%(c)	11/20/45	485	86,101
Series 2016-01, Class ST, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
5.427%(c)	01/20/46	331	45,739
Series 2016-27, Class IA, IO
4.000%	06/20/45	871	79,033
Series 2016-88, Class S, IO, 1 Month LIBOR x (1.000) + 6.200% (Cap 6.200%, Floor 0.000%)
5.427%(c)	01/20/46	791	110,150
GreenPoint MTA Trust,
Series 2005-AR01, Class A2, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.220%)
1.387%(c)	06/25/45	545	426,784
Impac Secured Assets Trust,
Series 2007-01, Class A2, 1 Month LIBOR + 0.160% (Cap 11.500%, Floor 0.160%)
1.107%(c)	03/25/37	634	575,865

A8

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
JPMorgan Alternative Loan Trust,
Series 2007-A02, Class 11A1, 1 Month LIBOR + 0.180% (Cap 11.500%, Floor 0.180%)
1.127%(c)	06/25/37		794	$ 478,776
Lehman XS Trust,
Series 2005-07N, Class 1A1A, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.270%)
1.487%(c)	12/25/35		1,073	930,176
Mill City Mortgage Loan Trust,
Series 2019-GS02, Class A1, 144A
2.750%(cc)	08/25/59		931	920,031
Morgan Stanley Mortgage Loan Trust,
Series 2007-15AR, Class 5A1
3.229%(cc)	12/25/37		826	576,283
New Residential Mortgage Loan Trust,
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		597	619,490
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		1,136	1,131,194
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		1,278	1,280,675
RALI Trust,
Series 2007-QA05, Class 2A1
6.109%(cc)	09/25/37		880	680,745
Series 2007-QH08, Class A
2.910%(cc)	10/25/37		718	567,096
Structured Adjustable Rate Mortgage Loan Trust,
Series 2005-19XS, Class 1A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
1.267%(c)	10/25/35		586	504,446
WaMu Mortgage Pass-Through Certificates Trust,
Series 2006-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.000% (Cap N/A, Floor 1.000%)
2.966%(c)	08/25/46		712	620,433
Warwick Finance Residential Mortgages No. One PLC (United Kingdom),
Series 01, Class A, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.522%(c)	09/21/49	GBP	819	1,002,863

Total Residential Mortgage-Backed Securities (cost $30,832,644)				27,974,990
Sovereign Bonds — 2.9%
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
1.250%	01/29/40	EUR	200	190,180
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	1,600	497,833
6.350%	08/12/28	PEN	6,000	1,929,235
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
4.850%	09/30/29		600	494,040
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes
6.850%	11/03/25		400	235,993
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	03/22/24	200	$ 186,776
6.350%	08/10/24	600	569,995
7.250%	12/23/23	600	588,393

Total Sovereign Bonds (cost $5,027,570)			4,692,445
U.S. Government Agency Obligations — 36.7%
Federal National Mortgage Assoc.
2.500%	TBA	1,300	1,347,125
2.500%	TBA	23,900	24,665,697
3.000%	TBA	10,500	10,972,062
3.000%	TBA	21,500	22,513,634

Total U.S. Government Agency Obligations (cost $58,610,070)			59,498,518
U.S. Treasury Obligations — 17.2%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/21(k)	6,531	6,403,433
0.125%	01/15/30	1,203	1,243,077
0.250%	07/15/29	1,714	1,783,721
0.625%	01/15/26	43	44,899
0.750%	07/15/28	4,111	4,406,060
2.500%	01/15/29	4,494	5,519,423
U.S. Treasury Notes
1.250%	08/31/24(h)	5,000	5,195,312
1.500%	02/15/30	2,200	2,371,875
2.375%	04/30/20(k)	1,001	1,002,408

Total U.S. Treasury Obligations (cost $28,121,806)			27,970,208

Total Long-Term Investments (cost $251,079,824)			240,712,690

Shares
Short-Term Investments — 5.3%
Affiliated Mutual Fund — 4.8%
PGIM Institutional Money Market Fund (cost $7,728,989; includes $7,720,370 of cash collateral for securities on loan)(b)(w)	7,733,669	7,721,295

Interest Rate	Maturity Date	Principal Amount (000)
Certificate of Deposit — 0.5%
Lloyds Bank Corporate Markets PLC (United Kingdom),
3 Month LIBOR + 0.500%
2.378%(c)	10/26/20	900	890,801
(cost $900,000)

A9

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Value
Options Purchased*~ — 0.0%
(cost $4,149)	$ 7,833

Total Short-Term Investments (cost $8,633,138)	8,619,929

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—153.6% (cost $259,712,962)	249,332,619
Option Written*~ — (0.0)%
(premiums received $18,212)	(11,029)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—153.6% (cost $259,694,750)	249,321,590

Liabilities in excess of other assets(z) — (53.6)%	(86,958,318)

Net Assets — 100.0%	$ 162,363,272

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
BRL	Brazilian Real
CAD	Canadian Dollar
COP	Colombian Peso
EUR	Euro
GBP	British Pound
MXN	Mexican Peso
PEN	Peruvian Nuevo Sol
RUB	Russian Ruble

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ABS	Asset-Backed Security
BTP	Buoni del Tesoro Poliennali
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
M	Monthly payment frequency for swaps
MTN	Medium Term Note
OTC	Over-the-counter
PJSC	Public Joint-Stock Company
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
Strips	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,611,402; cash collateral of $7,720,370 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(rr)	Perpetual security with no stated maturity date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(w)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
5 Year U.S. Treasury Notes Futures	Put	05/22/20	108.00	173		173	$5,406
10 Year Euro-Bund Futures	Put	05/22/20	151.00	11	EUR	11	364
10 Year U.S. Treasury Notes Futures	Put	05/22/20	103.00	81		81	1,266
10 Year U.S. Treasury Notes Futures	Put	05/22/20	119.50	16		16	750
10 Year U.S. Treasury Notes Futures	Put	05/22/20	120.00	1		1	47
Total Options Purchased (cost $4,149)							$7,833
A10

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#		Value
10 Year Euro-Bund Futures	Call	05/22/20	177.00	20	EUR	20	$(11,029)
(premiums received $18,212)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
153	5 Year U.S. Treasury Notes	Jun. 2020	$19,179,985	$ 759,466
11	10 Year Euro-Bund	Jun. 2020	2,092,874	(4,743)
				754,723
Short Positions:
25	10 Year U.S. Treasury Notes	Jun. 2020	3,467,187	(129,710)
54	20 Year U.S. Treasury Bonds	Jun. 2020	9,669,375	75,133
17	Euro-BTP Italian Government Bond	Jun. 2020	2,651,339	117,165
				62,588
				$ 817,311
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/20	Citibank, N.A.	BRL	9,455	$ 2,155,194	$ 1,819,477	$ —	$(335,717)
Expiring 04/02/20	Citibank, N.A.	BRL	2,764	597,000	531,885	—	(65,115)
Expiring 05/05/20	Deutsche Bank AG	BRL	12,220	2,378,968	2,346,053	—	(32,915)
British Pound,
Expiring 05/15/20	HSBC Bank USA, N.A.	GBP	196	233,028	243,675	10,647	—
Expiring 05/15/20	JPMorgan Chase Bank, N.A.	GBP	181	235,179	225,026	—	(10,153)
Colombian Peso,
Expiring 04/24/20	Citibank, N.A.	COP	3,585,780	1,049,548	881,225	—	(168,323)
Euro,
Expiring 05/15/20	Bank of America, N.A.	EUR	1,789	1,951,309	1,976,594	25,285	—
Expiring 05/15/20	Bank of America, N.A.	EUR	1,607	1,719,801	1,775,509	55,708	—
Expiring 05/15/20	Bank of America, N.A.	EUR	397	444,863	438,629	—	(6,234)
Expiring 05/15/20	Bank of America, N.A.	EUR	289	329,033	319,304	—	(9,729)
Expiring 05/15/20	Bank of America, N.A.	EUR	289	320,248	319,304	—	(944)
Expiring 05/15/20	Barclays Capital, Inc.	EUR	136	150,725	150,261	—	(464)
Expiring 05/15/20	Citibank, N.A.	EUR	104	114,141	114,905	764	—
Expiring 05/15/20	HSBC Bank USA, N.A.	EUR	525	569,548	580,051	10,503	—
Expiring 05/15/20	HSBC Bank USA, N.A.	EUR	109	121,685	120,430	—	(1,255)
Peruvian Nuevo Sol,
Expiring 04/23/20	Citibank, N.A.	PEN	1,851	549,581	538,640	—	(10,941)
Russian Ruble,
Expiring 04/15/20	Barclays Capital, Inc.	RUB	37,485	586,235	477,296	—	(108,939)
Expiring 04/30/20	JPMorgan Chase Bank, N.A.	RUB	25,338	318,592	323,295	4,703	—
Expiring 06/09/20	Citibank, N.A.	RUB	49,383	618,993	625,603	6,610	—
				$14,443,671	$13,807,162	114,220	(750,729)

A11

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 04/02/20	Deutsche Bank AG	BRL	12,220	$ 2,381,987	$ 2,351,362	$ 30,625	$ —
British Pound,
Expiring 05/15/20	Barclays Capital, Inc.	GBP	1,071	1,379,882	1,331,511	48,371	—
Expiring 05/15/20	Citibank, N.A.	GBP	945	1,232,702	1,174,862	57,840	—
Expiring 05/15/20	Citibank, N.A.	GBP	875	1,139,241	1,087,835	51,406	—
Expiring 05/15/20	Citibank, N.A.	GBP	157	201,057	195,189	5,868	—
Canadian Dollar,
Expiring 05/15/20	Morgan Stanley & Co. LLC	CAD	1,091	822,792	775,605	47,187	—
Colombian Peso,
Expiring 05/29/20	Citibank, N.A.	COP	3,603,293	862,857	883,288	—	(20,431)
Euro,
Expiring 05/15/20	Bank of America, N.A.	EUR	217	233,594	239,754	—	(6,160)
Expiring 05/15/20	HSBC Bank USA, N.A.	EUR	187	205,699	206,609	—	(910)
Expiring 05/15/20	HSBC Bank USA, N.A.	EUR	131	147,531	144,736	2,795	—
Expiring 05/15/20	Morgan Stanley & Co. LLC	EUR	13,185	14,473,043	14,567,575	—	(94,532)
Mexican Peso,
Expiring 04/13/20	Barclays Capital, Inc.	MXN	942	42,917	39,615	3,302	—
Expiring 04/13/20	Citibank, N.A.	MXN	1,191	51,257	50,087	1,170	—
Expiring 04/22/20	HSBC Bank USA, N.A.	MXN	672	26,976	28,227	—	(1,251)
				$23,201,535	$23,076,255	248,564	(123,284)
						$362,784	$(874,013)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
AT&T Inc.	06/20/24	1.000%(Q)		1,100	1.950%	$ (522)	$(41,227)	$(40,705)
British Telecommunications PLC	12/20/24	1.000%(Q)	EUR	500	1.161%	1,522	(3,958)	(5,480)
						$1,000	$(45,185)	$(46,185)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federal Republic of Brazil	06/20/24	1.000%(Q)	1,000	2.376%	$ (54,779)	$(29,487)	$(25,292)	Citibank, N.A.
Republic of Colombia	06/20/24	1.000%(Q)	200	1.954%	(7,661)	(2,036)	(5,625)	Citibank, N.A.
Republic of Colombia	12/20/24	1.000%(Q)	700	2.125%	(35,093)	2,745	(37,838)	Citibank, N.A.
Republic of Turkey	06/20/24	1.000%(Q)	100	5.263%	(15,725)	(14,293)	(1,432)	Deutsche Bank AG
					$(113,258)	$(43,071)	$(70,187)

A12

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.32	06/20/24	5.000%(Q)	970	6.456%	$ 42,923	$ (47,795)	$ (90,718)
CDX.NA.HY.33	12/20/24	5.000%(Q)	1,470	6.640%	85,252	(89,222)	(174,474)
CDX.NA.IG.33	12/20/24	1.000%(Q)	4,100	1.080%	85,561	(13,526)	(99,087)
CDX.NA.IG.34	06/20/25	1.000%(Q)	2,500	1.137%	(41,924)	(16,149)	25,775
					$171,812	$(166,692)	$(338,504)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Inflation swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Inflation Swap Agreement:
GBP	2,000	10/15/33	3.579%(T)	U.K. Retail Price Index(2)(T)	$772	$254,030	$253,258
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	1,600	03/03/22	1.270%(S)	3 Month CDOR(2)(S)	$ —	$ 10,967	$ 10,967
CAD	400	03/03/22	1.273%(S)	3 Month CDOR(2)(S)	—	2,847	2,847
CAD	700	06/17/22	1.500%(S)	3 Month CDOR(2)(S)	3,084	8,225	5,141
CAD	600	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	5,157	5,157
CAD	500	03/03/25	1.275%(S)	3 Month CDOR(2)(S)	5	5,380	5,375
CAD	300	03/03/25	1.276%(S)	3 Month CDOR(2)(S)	—	3,239	3,239
CAD	200	03/03/25	1.290%(S)	3 Month CDOR(2)(S)	—	2,140	2,140
A13

AST PIMCO DYNAMIC BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CAD	800	03/04/25	1.235%(S)	3 Month CDOR(2)(S)	$ 1,127	$ 7,565	$ 6,438
GBP	1,600	03/18/25	0.750%(S)	6 Month GBP LIBOR(1)(S)	1,750	(22,987)	(24,737)
GBP	13,900	06/17/25	1.000%(S)	6 Month GBP LIBOR(1)(S)	(114,492)	(410,860)	(296,368)
MXN	30,800	09/30/27	7.350%(M)	28 Day Mexican Interbank Rate(2)(M)	(101,215)	45,262	146,477
	2,300	03/17/25	0.611%(S)	3 Month LIBOR(2)(Q)	—	14,139	14,139
	3,400	03/17/25	0.613%(S)	3 Month LIBOR(2)(Q)	—	21,155	21,155
	8,400	03/20/25	0.622%(S)	3 Month LIBOR(2)(Q)	—	51,025	51,025
	23,700	12/10/29	2.000%(S)	3 Month LIBOR(1)(Q)	(361,284)	(3,096,572)	(2,735,288)
	1,500	01/15/30	1.750%(S)	3 Month LIBOR(1)(Q)	(17,814)	(150,587)	(132,773)
	900	02/12/30	2.000%(S)	3 Month LIBOR(1)(Q)	(16,128)	(113,044)	(96,916)
	400	03/10/30	2.000%(S)	3 Month LIBOR(1)(Q)	(379)	(51,252)	(50,873)
	1,800	02/15/36	0.616%(S)	3 Month LIBOR(2)(Q)	—	(50,783)	(50,783)
	1,800	02/15/36	0.727%(S)	3 Month LIBOR(2)(Q)	—	(20,563)	(20,563)
	1,800	02/15/36	0.742%(S)	3 Month LIBOR(2)(Q)	—	(16,413)	(16,413)
	700	02/15/36	0.779%(S)	3 Month LIBOR(2)(Q)	—	(2,488)	(2,488)
	1,000	02/15/36	0.788%(S)	3 Month LIBOR(2)(Q)	—	(2,263)	(2,263)
	1,800	02/15/36	0.808%(S)	3 Month LIBOR(2)(Q)	—	1,319	1,319
	1,800	02/15/36	0.846%(S)	3 Month LIBOR(2)(Q)	—	11,726	11,726
	1,300	02/15/36	0.910%(S)	3 Month LIBOR(2)(Q)	—	20,870	20,870
	9,600	03/12/50	2.250%(S)	3 Month LIBOR(1)(Q)	(24,765)	(3,594,803)	(3,570,038)
	400	03/17/50	0.710%(S)	3 Month LIBOR(1)(Q)	—	19,741	19,741
	600	03/17/50	0.713%(S)	3 Month LIBOR(1)(Q)	—	29,198	29,198
	1,500	03/20/50	0.772%(S)	3 Month LIBOR(1)(Q)	—	49,608	49,608
					$(630,111)	$(7,223,052)	$(6,592,941)

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Reverse repurchase agreements outstanding at March 31, 2020:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at March 31, 2020
BNP Paribas S.A.	1.500%	03/30/2020	$10,899,954	04/07/2020	$10,899,954
The value of the Reverse Repurchase Agreement is $10,899,854. Securities with a market value of $12,007,434 have been segregated to cover the requirement for the reverse repurchase agreement outstanding as of March 31,2020.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A14